Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Tax

Domestic and foreign components of loss before income tax are as follows:

	Years Ended December 31,
	2020	2019

Domestic	$(12,071,603)	$(10,768,069)
Foreign	14,726	13,750
Total	(12,056,877)	(10,754,319)

Schedule of Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

Years Ended December 31,
	2020	2019
Current income taxes
Federal	$-	$-
States	-	-
Total current income taxes	-	-

Deferred income taxes
Federal	-	-
States	-	-
Total deferred income taxes	-	-

Total income tax expense (benefit)	$-	$-

Schedule of Income tax Expense (Benefit) Differed from Loss Before Income Taxes

Income tax expense (benefit) differed from amounts that would result from applying the US statutory income tax rates (21% for the year ended December 31, 2020 and 2019) to loss before income taxes as follows:

	Years Ended December 31,
	2020	2019

U.S. statutory income tax expense (benefit)	$(2,507,484)	$(2,258,407)
Permanent differences	1,622,396	509,514
State tax expenses	(180,724)	(575,086)
Change in valuation allowance	1,065,812	2,323,979
Income tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred tax assets and liabilities at December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carry forwards	$5,105,063	$4,372,081
Stock based compensation	609,587	323,572
Others	335,882	181,700
Total deferred tax assets before valuation allowance	6,050,532	4,877,353

Valuation allowance	(5,837,312)	(4,771,500)
Total deferred tax assets after valuation allowance	213,220	105,853

Deferred tax liabilities:
Property, equipment and intangibles	(213,220)	(105,853)
Total deferred tax liabilities	(213,220)	(105,853)

Net deferred tax assets and liabilities	$-	$-